One Group® Mutual Funds

Supplement dated February 11, 2005 to

One Group Mutual Funds Investor Fund Prospectus – Class A, B and C

Dated October 29, 2004

This Supplement updates information in the sections of the Prospectus entitled “Future Changes to Certain Information Concerning the Funds” and “Legal Proceedings and Additional Fee and Expense Information—Annual and Cumulative Expense Examples.”

Future Changes to Certain Information Concerning the Funds: The following replaces the fee and expense tables and example tables on pages 57 through 64 of the Prospectus:

Fees and Expenses

Effective February 19, 2005, each Fund’s fees and expenses will be modified as illustrated in the fee and expense tables. These tables describe the fees and expenses (including underlying fund fees) that you may pay if you buy and hold shares of the Funds.

Investor Conservative Growth Fund

SHAREHOLDER FEES
(fees paid directly from your investment)[1]	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases	5.25%	NONE	NONE
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)	NONE [2]	5.00%	1.00%
(as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)	CLASS A	CLASS B	CLASS C
Investment Advisory Fees	.05%	.05%	.05%
Distribution (Rule 12b-1) Fees	.25%	.75%	.75%
Shareholder Service Fees[3]	.25%	.25%	.25%
Other Expenses	.18%	.18%	.18%
Total Annual Fund Operating Expenses	.73%	1.23%	1.23%
Fee Waiver and/or Expense Reimbursement[3,4]	(.23%)	(.14%)	(.14%)
Net Expenses	.50%	1.09%	1.09%
Estimated Indirect Expenses of Underlying Funds[5]	.75%	.75%	.75%
Total Annual Fund and Underlying Funds Net Operating Expenses	1.25%	1.84%	1.84%
[1]	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.
[2]	Except for purchases of $1 million or more. Please see “Sales Charges.”
[3]	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the Shareholder Servicing Agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”
[4]	Banc One Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to .50% of the average daily net assets of the Class A Shares, to 1.25% of the average daily net assets of the Class B Shares, and to 1.25% of the average daily net assets of the Class C Shares for the period beginning February 19, 2005 through October 31, 2006.
[5]	“Estimated Indirect Expenses of Underlying Funds” are based upon (i) the allocation of the Fund’s assets among the underlying funds as of June 30, 2004 and (ii) the Net Expenses of the Investor Shares of the underlying money market funds and the Select Shares of the remaining underlying funds during the underlying funds’ most recently completed fiscal year as adjusted to reflect changes in Net Expenses effective February 19, 2005 as a result of new service providers and/or new fee arrangements. “Estimated Indirect Expenses of Underlying Funds” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

Investor Conservative Growth Fund

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or continued to hold to the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends. The expenses illustrated in the Examples are based on the Total Annual Fund and Underlying Funds Net Operating Expenses through October 31, 2006 and such expenses without fee waivers/expense reimbursements thereafter.

	CLASS A	CLASS B2	CLASS B2	CLASS C	CLASS C

		ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION	ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION
1 Year[1]	$646	$687	$187	$287	$187
3 Years	931	898	598	598	598
5 Years	1,255	1,245	1,045	1,045	1,045
10 Years	2,168	2,158	2,158	2,287	2,287
[1]	Without contractual fee waivers, 1 Year expenses would be as follows:

Class A	$668
Class B (with redemption)	$701
Class B (without redemption)	$201
Class C (with redemption)	$301
Class C (without redemption)	$201
[2]	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the number in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses

Investor Balanced Fund

SHAREHOLDER FEES
(fees paid directly from your investment)[1]	CLASS A	CLASS B		CLASS C
Maximum Sales Charge (Load) Imposed on Purchases	5.25%	NONE		NONE
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)	NONE [2]	5.00%		1.00%
(as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee	NONE	NONE		NONE
Exchange Fee	NONE	NONE		NONE

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)	CLASS A	CLASS B		CLASS C
Investment Advisory Fees	.05%	.05%		.05%
Distribution (Rule 12b-1) Fees	.25%	.75%		.75%
Shareholder Service Fees[3]	.25%	.25%		.25%
Other Expenses	.16%	.16%		.17%
Total Annual Fund Operating Expenses	.71%	1.21%		1.22%
Fee Waiver and/or Expense Reimbursement3,[4]	(.21%)	(.16%)		(.16%)
Net Expenses	.50%	1.0	5%	1.0	6%
Estimated Indirect Expenses of Underlying Funds[5]	.83%	.83%		.83%
Total Annual Fund and Underlying Funds Net Operating Expenses	1.33%	1.88%		1.89%
[1]	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.
[2]	Except for purchases of $1 million or more. Please see “Sales Charges.”
[3]	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the Shareholder Servicing Agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”
[4]	Banc One Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to .50% of the average daily net assets of the Class A Shares, to 1.25% of the average daily net assets of the Class B Shares, and to 1.25% of the average daily net assets of the Class C Shares for the period beginning February 19, 2005 through October 31, 2006.
[5]	“Estimated Indirect Expenses of Underlying Funds” are based upon (i) the allocation of the Fund’s assets among the underlying funds as of June 30, 2004 and (ii) the Net Expenses of the Investor Shares of the underlying money market funds and the Select Shares of the remaining underlying funds during the underlying funds’ most recently completed fiscal year as adjusted to reflect changes in Net Expenses effective February 19, 2005 as a result of new service providers and/or new fee arrangements. “Estimated Indirect Expenses of Underlying Funds” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

Investor Balanced Fund

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or continued to hold to the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends. The expenses illustrated in the Examples are based on the Total Annual Fund and Underlying Funds Net Operating Expenses through October 31, 2006 and such expenses without fee waivers/expense reimbursements thereafter.

	CLASS A	CLASS B2	CLASS B2	CLASS C	CLASS C

		ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION	ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION
1 Year[1]	$653	$691	$191	$292	$192
3 Years	952	913	613	616	616
5 Years	1,288	1,273	1,073	1,078	1,078
10 Years	2,234	2,218	2,218	2,357	2,357
[1]	Without contractual fee waivers, 1 Year expenses would be as follows:

Class A	$673
Class B (with redemption)	$707
Class B (without redemption)	$207
Class C (with redemption)	$308
Class C (without redemption)	$208
[2]	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the number in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses

Investor Growth & Income Fund

SHAREHOLDER FEES
(fees paid directly from your investment)[1]	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases	5.25%	NONE	NONE
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)	NONE [2]	5.00%	1.00%
(as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)	CLASS A	CLASS B	CLASS C
Investment Advisory Fees	.05%	.05%	.05%
Distribution (Rule 12b-1) Fees	.25%	.75%	.75%
Shareholder Service Fees[3]	.25%	.25%	.25%
Other Expenses	.18%	.18%	.18%
Total Annual Fund Operating Expenses	.73%	1.23%	1.23%
Fee Waiver and/or Expense Reimbursement[3,4]	(.23)%	(.16)%	(.16)%
Net Expenses	.50%	1.07%	1.07%
Estimated Indirect Expenses of Underlying Funds[5]	.90%	.90%	.90%
Total Annual Fund and Underlying Funds Net Operating Expenses	1.40%	1.97%	1.97%
[1]	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.
[2]	Except for purchases of $1 million or more. Please see “Sales Charges.”
[3]	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the Shareholder Servicing Agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”
[4]	Banc One Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to .50% of the average daily net assets of the Class A Shares, to 1.25% of the average daily net assets of the Class B Shares, and to 1.25% of the average daily net assets of the Class C Shares for the period beginning February 19, 2005 through October 31, 2006.
[5]	“Estimated Indirect Expenses of Underlying Funds” are based upon (i) the allocation of the Fund’s assets among the underlying funds as of June 30, 2004 and (ii) the Net Expenses of the Investor Shares of the underlying money market funds and the Select Shares of the remaining underlying funds during the underlying funds’ most recently completed fiscal year as adjusted to reflect changes in Net Expenses effective February 19, 2005 as a result of new service providers and/or new fee arrangements. “Estimated Indirect Expenses of Underlying Funds” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

Investor Growth & Income Fund

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or continued to hold to the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends. The expenses illustrated in the Examples are based on the Total Annual Fund and Underlying Funds Net Operating Expenses through October 31, 2006 and such expenses without fee waivers/expense reimbursements thereafter.

	CLASS A	CLASS B2	CLASS B2	CLASS C	CLASS C

		ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION	ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION
1 Year	$660	$700	$200	$300	$200
3 Years	975	940	640	640	640
5 Years	1,329	1,319	1,119	1,119	1,119
10 Years	2,325	2,313	2,313	2,440	2,440
[1]	Without contractual fee waivers, 1 Year expenses would be as follows:

Class A	$682
Class B (with redemption)	$716
Class B (without redemption)	$216
Class C (with redemption)	$316
Class C (without redemption)	$216
2	Class B Shares automatically convert to Class A Shares after eight years. Therefore, the number in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses

Investor Growth Fund

SHAREHOLDER FEES
(fees paid directly from your investment)[1]	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases	5.25%	NONE	NONE
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)	NONE [2]	5.00%	1.00%
(as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)	CLASS A	CLASS B	CLASS C
Investment Advisory Fees	.05%	.05%	.05%
Distribution (Rule 12b-1) Fees	.25%	.75%	.75%
Shareholder Service Fees[3]	.25%	.25%	.25%
Other Expenses	.27%	.27%	.27%
Total Annual Fund Operating Expenses	.82%	1.32%	1.32%
Fee Waiver and/or Expense Reimbursement3,[4]	(.32)%	(.17)%	(.17)%
Net Expenses	.50%	1.15%	1.15%
Estimated Indirect Expenses of Underlying Funds[5]	.95%	.95%	.95%
Total Annual Fund and Underlying Funds Net Operating Expenses	1.45%	2.10%	2.10%
[1]	If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10 sub-minimum account fee may be applicable.
[2]	Except for purchases of $1 million or more. Please see “Sales Charges.”
[3]	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the Shareholder Servicing Agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”
[4]	Banc One Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to .50% of the average daily net assets of the Class A Shares, to 1.25% of the average daily net assets of the Class B Shares, and to 1.25% of the average daily net assets of the Class C Shares for the period beginning February 19, 2005 through October 31, 2006.
[5]	“Estimated Indirect Expenses of Underlying Funds” are based upon (i) the allocation of the Fund’s assets among the underlying funds as of June 30, 2004 and (ii) the Net Expenses of the Investor Shares of the underlying money market funds and the Select Shares of the remaining underlying funds during the underlying funds’ most recently completed fiscal year as adjusted to reflect changes in Net Expenses effective February 19, 2005 as a result of new service providers and/or new fee arrangements. “Estimated Indirect Expenses of Underlying Funds” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

Investor Growth Fund

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or continued to hold to the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends. The expenses illustrated in the Examples are based on the Total Annual Fund and Underlying Funds Net Operating Expenses through October 31, 2006 and such expenses without fee waivers/expense reimbursements thereafter.

	CLASS A	CLASS B2	CLASS B2	CLASS C	CLASS C

		ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION	ASSUMING REDEMPTION AT THE END OF EACH PERIOD	ASSUMING NO REDEMPTION
1 Year[1]	$665	$713	$213	$313	$213
3 Years	1,002	981	681	681	681
5 Years	1,385	1,388	1,188	1,188	1,188
10 Years	2,456	2,457	2,457	2,582	2,582
[1]	Without contractual fee waivers, 1 Year expenses would be as follows:

Class A	$695
Class B (with redemption)	$730
Class B (without redemption)	$230
Class C (with redemption)	$330
Class C (without redemption)	$230
[2]	Class B shares automatically convert to Class A Shares after eight years. Therefore, the number in the “10 Years” example for Class B Shares represents a combination of Class A and Class B operating expenses

The following new paragraph is inserted on page 65 of the Prospectus:

Shareholder Servicing Fee: The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with One Group Dealer Services, Inc. (“OGDS”) under which OGDS has agreed to provide certain support services to the Funds’ shareholders. The Shareholder Servicing Agreement with respect to the Funds in this prospectus is effective February 19, 2005. For performing these services, OGDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class A, Class B and Class C shares of each Fund. OGDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

Annual and Cumulative Expense Examples: The following table replaces the table on Page 77 of the Prospectus:

		NET EXPENSE RATIO		GROSS EXPENSE RATIO
FUND	CLASS	AS OF NOVEMBER 1, 2004	AS OF FEBRUARY 19, 2005	AS OF FEBRUARY 19, 2005
Investor Conservative Growth Fund	A	0.50%	0.50%	0.73%
	B	1.23%	1.09%	1.23%
	C	1.23%	1.09%	1.23%
Investor Balanced Fund	A	0.50%	0.50%	0.71%
	B	1.21%	1.05%	1.21%
	C	1.21%	1.06%	1.22%
Investor Growth & Income Fund	A	0.50%	0.50%	0.73%
	B	1.23%	1.07%	1.23%
	C	1.23%	1.07%	1.23%
Investor Growth Fund	A	0.50%	0.50%	0.82%
	B	1.25%	1.15%	1.32%
	C	1.25%	1.15%	1.32%

The following four tables replace the tables on pages 77 through 78 of the Prospectus:

Your actual costs may be higher or lower than those shown.

INVESTOR CONSERVATIVE GROWTH FUND	CLASS A				CLASS B1				CLASS C
PERIOD ENDED	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN
October 31, 2005	$573	5.00%	4.50%	4.50%	$115	5.00%	3.87%	3.87%	$115	5.00%	3.87%	3.87%
October 31, 2006	$51	10.25%	9.20%	4.50%	$115	10.25%	7.93%	3.91%	$115	10.25%	7.93%	3.91%
October 31, 2007	$77	15.76%	13.87%	4.27%	$135	15.76%	12.00%	3.77%	$135	15.76%	12.00%	3.77%
October 31, 2008	$80	21.55%	18.73%	4.27%	$140	21.55%	16.22%	3.77%	$140	21.55%	16.22%	3.77%
October 31, 2009	$84	27.63%	23.80%	4.27%	$146	27.63%	20.60%	3.77%	$146	27.63%	20.60%	3.77%
October 31, 2010	$87	34.01%	29.08%	4.27%	$151	34.01%	25.15%	3.77%	$151	34.01%	25.15%	3.77%
October 31, 2011	$91	40.71%	34.60%	4.27%	$157	40.71%	29.87%	3.77%	$157	40.71%	29.87%	3.77%
October 31, 2012	$95	47.75%	40.34%	4.27%	$163	47.75%	34.76%	3.77%	$163	47.75%	34.76%	3.77%
October 31, 2013	$99	55.13%	46.33%	4.27%	$100	55.13%	40.52%	4.27%	$169	55.13%	39.84%	3.77%
October 31, 2014	$103	62.89%	52.58%	4.27%	$105	62.89%	46.52%	4.27%	$175	62.89%	45.11%	3.77%
October 31, 2015	$108	71.03%	59.10%	4.27%	$109	71.03%	52.77%	4.27%	$182	71.03%	50.59%	3.77%

[1]	Class B Shares automatically convert to Class A Shares after eight years.

INVESTOR BALANCED FUND	CLASS A				CLASS B1				CLASS C
PERIOD ENDED	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN
October 31, 2005	$573	5.00%	4.50%	4.50%	$112	5.00%	3.90%	3.90%	$113	5.00%	3.89%	3.89%
October 31, 2006	$51	10.25%	9.20%	4.50%	$111	10.25%	8.01%	3.95%	$112	10.25%	7.99%	3.94%
October 31, 2007	$75	15.78%	13.89%	4.29%	$133	15.76%	12.10%	3.79%	$134	15.76%	12.07%	3.78%
October 31, 2008	$78	21.55%	18.77%	4.29%	$138	21.55%	16.35%	3.79%	$139	21.55%	16.31%	3.78%
October 31, 2009	$82	27.63%	23.87%	4.29%	$143	27.63%	20.76%	3.79%	$145	27.63%	20.70%	3.78%
October 31, 2010	$85	34.01%	29.18%	4.29%	$149	34.01%	25.33%	3.79%	$150	34.01%	25.26%	3.78%
October 31, 2011	$89	40.71%	34.72%	4.29%	$155	40.71%	30.08%	3.79%	$156	40.71%	30.00%	3.78%
October 31, 2012	$93	47.75%	40.50%	4.29%	$160	47.75%	35.01%	3.79%	$162	47.75%	34.91%	3.78%
October 31, 2013	$97	55.13%	46.53%	4.29%	$98	55.13%	40.81%	4.29%	$168	55.13%	40.01%	3.78%
October 31, 2014	$101	62.89%	52.82%	4.29%	$102	62.89%	46.85%	4.29%	$174	62.89%	45.31%	3.78%
October 31, 2015	$105	71.03%	59.37%	4.29%	$106	71.03%	53.15%	4.29%	$181	71.03%	50.80%	3.78%

INVESTOR GROWTH & INCOME FUND	CLASS A				CLASS B1				CLASS C
PERIOD ENDED	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN
October 31, 2005	$573	5.00%	4.50%	4.50%	$114	5.00%	3.88%	3.88%	$114	5.00%	3.88%	3.88%
October 31, 2006	$51	10.25%	9.20%	4.50%	$113	10.25%	7.96%	3.93%	$113	10.25%	7.96%	3.93%
October 31, 2007	$77	15.76%	13.87%	4.27%	$135	15.76%	12.03%	3.77%	$135	15.76%	12.03%	3.77%
October 31, 2008	$80	21.55%	18.73%	4.27%	$140	21.55%	16.26%	3.77%	$140	21.55%	16.26%	3.77%
October 31, 2009	$84	27.63%	23.80%	4.27%	$146	27.63%	20.64%	3.77%	$146	27.63%	20.64%	3.77%
October 31, 2010	$87	34.01%	29.08%	4.27%	$151	34.01%	25.19%	3.77%	$151	34.01%	25.19%	3.77%
October 31, 2011	$91	40.71%	34.60%	4.27%	$157	40.71%	29.91%	3.77%	$157	40.71%	29.91%	3.77%
October 31, 2012	$95	47.75%	40.34%	4.27%	$163	47.75%	34.81%	3.77%	$163	47.75%	34.81%	3.77%
October 31, 2013	$99	55.13%	46.33%	4.27%	$101	55.13%	40.56%	4.27%	$169	55.13%	39.89%	3.77%
October 31, 2014	$103	62.89%	52.58%	4.27%	$105	62.89%	46.56%	4.27%	$175	62.89%	45.16%	3.77%
October 31, 2015	$108	71.03%	59.10%	4.27%	$109	71.03%	52.82%	4.27%	$182	71.03%	50.63%	3.77%

INVESTOR GROWTH FUND	CLASS A				CLASS B1				CLASS C
PERIOD ENDED	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN	ANNUAL COSTS	GROSS CUMU- LATIVE RETURN	NET CUMU- LATIVE RETURN	NET ANNUAL RETURN
October 31, 2005	$573	5.00%	4.50%	4.50%	$120	5.00%	3.82%	3.82%	$120	5.00%	3.82%	3.82%
October 31, 2006	$51	10.25%	9.20%	4.50%	$122	10.25%	7.82%	3.85%	$122	10.25%	7.82%	3.85%
October 31, 2007	$87	15.76%	13.77%	4.18%	$145	15.76%	11.78%	3.68%	$145	15.76%	11.78%	3.68%
October 31, 2008	$90	21.55%	18.52%	4.18%	$150	21.55%	15.90%	3.68%	$150	21.55%	15.90%	3.68%
October 31, 2009	$94	27.63%	23.48%	4.18%	$156	27.63%	20.16%	3.68%	$156	27.63%	20.16%	3.68%
October 31, 2010	$98	34.01%	28.64%	4.18%	$162	34.01%	24.59%	3.68%	$162	34.01%	24.59%	3.68%
October 31, 2011	$102	40.71%	34.02%	4.18%	$167	40.71%	29.17%	3.68%	$167	40.71%	29.17%	3.68%
October 31, 2012	$106	47.75%	39.62%	4.18%	$174	47.75%	33.92%	3.68%	$174	47.75%	33.92%	3.68%
October 31, 2013	$111	55.13%	45.45%	4.18%	$112	55.13%	39.52%	4.18%	$180	55.13%	38.85%	3.68%
October 31, 2014	$115	62.89%	51.53%	4.18%	$117	62.89%	45.35%	4.18%	$187	62.89%	43.96%	3.68%
October 31, 2015	$120	71.03%	57.87%	4.18%	$122	71.03%	51.43%	4.18%	$194	71.03%	49.26%	3.68%

[1]	Class B Shares automatically convert to Class A Shares after eight years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

TOG-F-125-2

One Group® Mutual Funds

Supplement dated February 11, 2005 to

One Group Mutual Funds Investor Fund Prospectus – Class I

Dated October 29, 2004

This Supplement updates information in the sections of the Prospectus entitled “Future Changes to Certain Information Concerning the Funds” and “Legal Proceedings and Additional Fee and Expense Information—Annual and Cumulative Expense Examples.”

Future Changes to Certain Information Concerning the Funds: The following replaces the fee and expense tables and example tables on pages 46 through 49 of the Prospectus:

Fees and Expenses

Effective February 19, 2005, each Fund’s fees and expenses will be modified as illustrated in the fee and expense tables. These tables describe the fees and expenses (including underlying fund fees) that you may pay if you buy and hold shares of the Funds.

Investor Conservative Growth Fund

Fees and Expenses

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)	CLASS I
Investment Advisory Fees	.05%
Shareholder Service Fees[1]	.25%
Other Expenses	.18%
Total Annual Fund Operating Expenses	.48%
Fee Waiver and/or Expense Reimbursement1,[2]	(.23%)
Net Expenses	.25%
Estimated Indirect Expenses of Underlying Funds[3]	.75%
Total Annual Fund and Underlying Funds Net Operating Expenses	1.00%
[1]	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”
[2]	Banc One Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to .25% of the average daily net assets of Class I Shares for the period beginning February 19, 2005 through October 31, 2006.
[3]	“Estimated Indirect Expenses of Underlying Funds” are based upon (i) the allocation of the Fund’s assets among the underlying funds as of June 30, 2004 and (ii) the Net Expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) of the Investor Shares of the underlying money market funds and the Select Class Shares of the remaining underlying funds during the underlying funds’ most recently completed fiscal year as adjusted to reflect changes in Net Expenses effective February 19, 2005 as a result of new service providers and/or new fee arrangements. “Estimated Indirect Expenses of Underlying Funds” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

Investor Conservative Growth Fund

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the Examples are based on the Total Annual Fund and Underlying Funds Net Operating Expenses through October 31, 2006 and such expenses without fee waivers and/or expense reimbursements thereafter. If the Examples illustrated just the Net Expenses of the Fund, the expenses shown would be lower.

1 YEAR[1]	3 YEARS	5 YEARS	10 YEARS
$102	$351	$637	$1,453
[1] Without contractual fee waivers, 1 Year expenses would be $125.

Investor Balanced Fund

Fees and Expenses

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)	CLASS I
Investment Advisory Fees	.05%
Shareholder Service Fees[1]	.25%
Other Expenses	.16%
Total Annual Fund Operating Expenses	.46%
Fee Waiver and/or Expense Reimbursement[1,2]	(.21%)
Net Expenses	.25%
Estimated Indirect Expenses of Underlying Funds[3]	.83%
Total Annual Fund and Underlying Funds Net Operating Expenses	1.08%
[1]	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”
[2]	Banc One Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to .25% of the average daily net assets of Class I Shares for the period beginning February 19, 2005 through October 31, 2006.
[3]	“Estimated Indirect Expenses of Underlying Funds” are based upon (i) the allocation of the Fund’s assets among the underlying funds as of June 30, 2004 and (ii) the Net Expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) of the Investor Shares of the underlying money market funds and Select Class Shares of the remaining underlying funds during the underlying funds’ most recently completed fiscal year as adjusted to reflect changes in Net Expenses effective February 19, 2005 as a result of new service providers and/or new fee arrangements. “Estimated Indirect Expenses of Underlying Funds” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

Investor Balanced Fund

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the Examples are based on the Total Annual Fund and Underlying Funds Net Operating Expenses through October 31, 2006 and such expenses without fee waivers and/or expense reimbursements thereafter. If the Examples illustrated just the Net Expenses of the Fund, the expenses shown would be lower.

1 YEAR[1]	3 YEARS	5 YEARS	10 YEARS
$110	$373	$673	$1,525
[1] Without contractual fee waivers, 1 Year expenses would be $131.

Investor Growth & Income Fund

Fees and Expenses

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)	CLASS I
Investment Advisory Fees	.05%
Shareholder Service Fees[1]	.25%
Other Expenses	.18%
Total Annual Fund Operating Expenses	.48%
Fee Waiver and/or Expense Reimbursement[1,2]	(.23%)
Net Expenses	.25%
Estimated Indirect Expenses of Underlying Funds[3]	.90%
Total Annual Fund and Underlying Funds Net Operating Expenses	1.15%
[1]	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”
[2]	Banc One Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to .25% of the average daily net assets of Class I Shares for the period beginning February 19, 2005 through October 31, 2006.
[3]	“Estimated Indirect Expenses of Underlying Funds” are based upon (i) the allocation of the Fund’s assets among the underlying funds as of June 30, 2004 and (ii) the Net Expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) of the Investor Shares of the underlying money market funds and the Select Class Shares of the remaining underlying funds during the underlying funds’ most recently completed fiscal year as adjusted to reflect changes in Net Expenses effective February 19, 2005 as a result of new service providers and/or new fee arrangements. “Estimated Indirect Expenses of Underlying Funds” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

Investor Growth & Income Fund

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the Examples are based on the Total Annual Fund and Underlying Funds Net Operating Expenses through October 31, 2006 and such expenses without fee waivers and/or expense reimbursements thereafter. If the Examples illustrated just the Net Expenses of the Fund, the expenses shown would be lower.

1 YEAR[1]	3 YEARS	5 YEARS	10 YEARS
$117	$398	$717	$1,623
[1] Without contractual fee waivers, 1 Year expenses would be $140.

Investor Growth Fund

Fees and Expenses

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)	CLASS I
Investment Advisory Fees	.05%
Shareholder Service Fees[1]	.25%
Other Expenses	.27%
Total Annual Fund Operating Expenses	.57%
Fee Waiver and/or Expense Reimbursement[1,2]	(.32)%
Net Expenses	.25%
Estimated Indirect Expenses of Underlying Funds[3]	.95%
Total Annual Fund and Underlying Funds Net Operating Expenses	1.20%
[1]	The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds. This amount is shown as a waiver under “Fee Waiver and/or Expense Reimbursement.”
[2]	Banc One Investment Advisors, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to .25% of the average daily net assets of Class I Shares for the period beginning February 19, 2005 through October 31, 2006.
[3]	“Estimated Indirect Expenses of Underlying Funds” are based upon (i) the allocation of the Fund’s assets among the underlying funds as of June 30, 2004 and (ii) the Net Expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) of the Investor Shares of the underlying money market funds and the Select Class Shares of the remaining underlying funds during the underlying funds’ most recently completed fiscal year as adjusted to reflect changes in Net Expenses effective February 19, 2005 as a result of new service providers and/or new fee arrangements. “Estimated Indirect Expenses of Underlying Funds” will vary with changes in the expenses of the underlying funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above.

Investor Growth Fund

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s and the underlying funds’ operating expenses remain the same. Your actual costs may be higher or lower than those shown. The expenses illustrated in the Examples are based on the Total Annual Fund and Underlying Funds Net Operating Expenses through October 31, 2006 and such expenses without fee waivers and/or expense reimbursements thereafter. If the Examples illustrated just the Net Expenses of the Fund, the expenses shown would be lower.

1 YEAR[1]	3 YEARS	5 YEARS	10 YEARS
$122	$426	$776	$1,765
[1] Without contractual fee waivers, 1 Year expenses would be $155.

The following new paragraph is inserted at the bottom of page 49 of the Prospectus:

Shareholder Servicing Fees

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with One Group Dealer Services, Inc. (OGDS) under which OGDS has agreed to provide certain support services to the Funds’ shareholders. The Shareholder Servicing Agreement with respect to the Funds in this prospectus is effective February 19, 2005. For performing these services, OGDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class I Shares (to be redesignated Select Class Shares) of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

Annual and Cumulative Expense Examples: The following table replaces the table on Page 61 of the Prospectus:

		NET EXPENSE RATIO		GROSS EXPENSE RATIO
FUND	CLASS	AS OF NOVEMBER 1, 2004	AS OF FEBRUARY 19, 2005	AS OF FEBRUARY 19, 2005
JPMorgan Investor Conservative Growth Fund	I	0.23%	0.25%	0.48%
JPMorgan Investor Balanced Fund	I	0.21%	0.25%	0.46%
JPMorgan Investor Growth & Income Fund	I	0.23%	0.25%	0.48%
JPMorgan Investor Growth Fund	I	0.25%	0.25%	0.57%

The following four tables replace the tables on pages 62 though 63 of the Prospectus:

ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND	CLASS I
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
October 31, 2005	$25	5.00%	4.76%	4.76%
October 31, 2006	$27	10.25%	9.73%	4.75%
October 31, 2007	$54	15.76%	14.69%	4.52%
October 31, 2008	$56	21.55%	19.88%	4.52%
October 31, 2009	$59	27.63%	25.29%	4.52%
October 31, 2010	$62	34.01%	30.96%	4.52%
October 31, 2011	$64	40.71%	36.88%	4.52%
October 31, 2012	$67	47.75%	43.06%	4.52%
October 31, 2013	$70	55.13%	49.53%	4.52%
October 31, 2014	$73	62.89%	56.29%	4.52%
October 31, 2015	$77	71.03%	63.35%	4.52%

ONE GROUP INVESTOR BALANCED FUND	CLASS I
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
October 31, 2005	$24	5.00%	4.76%	4.76%
October 31, 2006	$27	10.25%	9.74%	4.75%
October 31, 2007	$52	15.76%	14.72%	4.54%
October 31, 2008	$54	21.55%	19.93%	4.54%
October 31, 2009	$56	27.63%	25.37%	4.54%
October 31, 2010	$59	34.01%	31.07%	4.54%
October 31, 2011	$62	40.71%	37.02%	4.54%
October 31, 2012	$64	47.75%	43.24%	4.54%
October 31, 2013	$67	55.13%	49.74%	4.54%
October 31, 2014	$70	62.89%	56.54%	4.54%
October 31, 2015	$74	71.03%	63.64%	4.54%

ONE GROUP INVESTOR GROWTH & INCOME FUND	CLASS I
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
October 31, 2005	$25	5.00%	4.76%	4.76%
October 31, 2006	$27	10.25%	9.73%	4.75%
October 31, 2007	$54	15.76%	14.69%	4.52%
October 31, 2008	$56	21.55%	19.88%	4.52%
October 31, 2009	$59	27.63%	25.29%	4.52%
October 31, 2010	$62	34.01%	30.96%	4.52%
October 31, 2011	$64	40.71%	36.88%	4.52%
October 31, 2012	$67	47.75%	43.06%	4.52%
October 31, 2013	$70	55.13%	49.53%	4.52%
October 31, 2014	$73	62.89%	56.29%	4.52%
October 31, 2015	$77	71.03%	63.35%	4.52%

ONE GROUP INVESTOR GROWTH FUND	CLASS I
PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
October 31, 2005	$26	5.00%	4.75%	4.75%
October 31, 2006	$27	10.25%	9.73%	4.75%
October 31, 2007	$64	15.76%	14.59%	4.43%
October 31, 2008	$67	21.55%	19.66%	4.43%
October 31, 2009	$70	27.63%	24.96%	4.43%
October 31, 2010	$73	34.01%	30.50%	4.43%
October 31, 2011	$76	40.71%	36.28%	4.43%
October 31, 2012	$79	47.75%	42.32%	4.43%
October 31, 2013	$83	55.13%	48.62%	4.43%
October 31, 2014	$87	62.89%	55.21%	4.43%
October 31, 2015	$90	71.03%	62.08%	4.43%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

TOG-I-125-2